Edgar Lomax Value Fund
Schedule of Investments
July 31, 2022 (Unaudited)

Shares	COMMON STOCKS - 95.42%	Value
	Beverage and Tobacco Product Manufacturing - 5.13%
3,850	Altria Group, Inc.	$168,861
69,650	Coca-Cola Co.	4,469,440
3,300	PepsiCo, Inc.	577,368
		5,215,669
	Broadcasting (except Internet) - 0.09%
5,757	Warner Bros Discovery, Inc.(a)	86,355

	Building Material and Garden Equipment - 0.68%
3,600	Lowe's Cos., Inc.	689,508

	Chemical Manufacturing - 18.93%
4,300	AbbVie, Inc.	617,093
13,300	Amgen, Inc.	3,291,351
9,400	Bristol-Myers Squibb Co.	693,532
52,850	Dow, Inc.	2,812,148
13,650	Gilead Sciences, Inc.	815,588
10,500	Johnson & Johnson	1,832,460
54,900	Merck & Co., Inc.	4,904,766
65,752	Pfizer, Inc.	3,321,134
6,900	Procter & Gamble Co.	958,479
		19,246,551
	Computer and Electronic Product Manufacturing - 5.85%
27,550	Cisco Systems, Inc.	1,249,943
99,500	Intel Corp.	3,612,845
11,700	Medtronic PLC - ADR	1,082,484
		5,945,272
	Credit Intermediation and Related Activities - 6.51%
2,500	American Express Co.	385,050
39,200	Bank of America Corp.	1,325,352
30,000	Bank of New York Mellon Corp.	1,303,800
12,050	Capital One Financial Corp.	1,323,451
9,650	Citigroup, Inc.	500,835
3,700	JPMorgan Chase & Co.	426,832
10,400	U.S. Bancorp	490,880
19,600	Wells Fargo & Co.	859,852
		6,616,052
	Electrical Equipment, Appliance, and Component Manufacturing - 1.15%
12,950	Emerson Electric Co.	1,166,407

	Food Manufacturing - 2.90%
48,850	Kraft Heinz Co.	1,799,146
17,900	Mondelez International, Inc. - Class A	1,146,316
		2,945,462
	General Merchandise Stores - 1.13%
7,000	Target Corp.	1,143,660

	Health and Personal Care Stores - 8.73%
50,800	CVS Health Corp.	4,860,544
101,350	Walgreens Boots Alliance, Inc.	4,015,487
		8,876,031
	Insurance Carriers and Related Activities - 4.74%
30,650	American International Group, Inc.	1,586,750
30,550	MetLife, Inc.	1,932,288
2,400	UnitedHealth Group, Inc.	1,301,616
		4,820,654
	Merchant Wholesalers, Durable Goods - 2.38%
16,900	3M Co.	2,420,756

	Petroleum and Coal Products Manufacturing - 8.89%
26,400	Chevron Corp.	4,323,792
11,350	ConocoPhillips	1,105,831
37,250	Exxon Mobil Corp.	3,610,642
		9,040,265
	Professional, Scientific, and Technical Services - 2.88%
22,400	International Business Machines Corp.	2,929,696

	Rail Transportation - 1.06%
4,750	Union Pacific Corp.	1,079,675

	Real Estate - 0.39%
3,650	Simon Property Group, Inc.	396,536

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.77%
450	BlackRock, Inc.	301,131
4,600	Goldman Sachs Group, Inc.	1,533,594
23,750	Morgan Stanley	2,002,125
		3,836,850
	Semiconductor and Other Electronic Component Manufacturing - 1.60%
900	Broadcom, Inc.	481,932
6,400	Texas Instruments, Inc.	1,144,896
		1,626,828
	Telecommunications - 4.89%
23,800	AT&T, Inc.	446,964
97,850	Verizon Communications, Inc.	4,519,692
		4,966,656
	Transportation Equipment Manufacturing - 6.40%
20,000	General Dynamics Corp.	4,533,400
1,600	Lockheed Martin Corp.	662,096
14,000	Raytheon Technologies Corp.	1,304,940
		6,500,436
	Utilities - 7.32%
16,900	Constellation Energy Corp.	1,117,090
12,500	Duke Energy Corp.	1,374,125
53,400	Exelon Corp.	2,482,566
32,050	Southern Co.	2,464,324
		7,438,105
	TOTAL COMMON STOCKS (Cost $93,228,209)	96,987,424

	MONEY MARKET FUND - 4.44%
4,513,974	Invesco Treasury - Institutional Class, 1.83% (b)	4,513,974
	TOTAL MONEY MARKET FUND (Cost $4,513,974)	4,513,974

	Total Investments in Securities (Cost $97,742,183) - 99.86%	101,501,398
	Other Assets in Excess of Liabilities - 0.14%	145,982
	TOTAL NET ASSETS - 100.00%	$101,647,380

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of July 31, 2022.

Edgar Lomax Value Fund
Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Edgar Lomax Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Finance and Insurance	$13,950,105	$-	$-	$13,950,105
Information	5,053,011	-	-	5,053,011
Management of Companies and Enterprises	1,323,451	-	-	1,323,451
Manufacturing	51,607,719	-	-	51,607,719
Mining, Quarrying, and Oil and Gas Extraction	1,105,831	-	-	1,105,831
Real Estate and Rental and Leasing	396,536	-	-	396,536
Retail Trade	15,032,991	-	-	15,032,991
Transportation and Warehousing	1,079,675	-	-	1,079,675
Utilities	7,438,105	-	-	7,438,105
Total Common Stocks	96,987,424	-	-	96,987,424
Money Market Fund	4,513,974	-	-	4,513,974
Total Investments in Securities	$101,501,398	$-	$-	$101,501,398

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.